FAIR VALUE MEASUREMENTS (Details)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	9.70%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected volatility	54.00%
Risk free interest rate	19.00%
Expected life	1 year 5 months 5 days
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected volatility	49.00%
Risk free interest rate	9.00%
Expected life	7 months 6 days